Cash - Schedule of Cash (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 78,675	$ 3,038
Cash in banks	27,086,587	1,877,387
Total cash	$ 27,165,262	$ 1,880,425	$ 455,201	$ 4,685